New standards adopted as at September 1, 2019 - Effect of adoption of IFRS 16 (Details) - CAD ($)	Aug. 31, 2020	Sep. 01, 2019	Aug. 31, 2019
Noncurrent assets
Property and equipment	$ 538,065		$ 507,483
Right-of-use assets	652,967
Total non-current assets	1,191,032		547,793
Total assets	3,631,625		1,914,562
Current liabilities
Current portion of obligation under finance lease			4,377
Current portion of lease liabilities (note 13)	120,815
Total current liabilities	1,906,833		1,459,534
Noncurrent liabilities
Finance lease			3,839
Lease liabilities (note 13)	552,173
Total non-current liabilities	932,877		587,330
Total liabilities	$ 2,839,710		2,046,864
IFRS 16
Noncurrent assets
Property and equipment		$ 496,603	507,483
Right-of-use assets		760,217
Total non-current assets		1,256,820	507,483
Total assets		1,256,820	507,483
Current liabilities
Current portion of obligation under finance lease			4,377
Current portion of lease liabilities (note 13)		106,724
Total current liabilities		106,724	4,377
Noncurrent liabilities
Finance lease			3,839
Lease liabilities (note 13)		650,829
Total non-current liabilities		650,829	3,839
Total liabilities		757,553	$ 8,216
IFRS 16 | Impact of adoption of IFRS 16
Noncurrent assets
Property and equipment		(10,880)
Right-of-use assets		760,217
Total non-current assets		749,337
Total assets		749,337
Current liabilities
Current portion of obligation under finance lease		(4,377)
Current portion of lease liabilities (note 13)		106,724
Total current liabilities		102,347
Noncurrent liabilities
Finance lease		(3,839)
Lease liabilities (note 13)		650,829
Total non-current liabilities		646,990
Total liabilities		$ 749,337